Derivative Financial Instruments (Gains and Losses for Derivatives Designated as Cash Flow Hedges) (Detail) - Designated as Hedging Instrument [Member] - Cash Flow Hedging [Member] - JPY (¥)
¥ in Billions
		6 Months Ended
		Sep. 30, 2015	Sep. 30, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Gains recognized in Accumulated OCI on derivative instruments (Effective portion)		¥ 13	¥ 8
Gains reclassified from Accumulated OCI into income (Effective portion)		9	5
Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains recognized in Accumulated OCI on derivative instruments (Effective portion)		13	8
Gains reclassified from Accumulated OCI into income (Effective portion)	[1]	¥ 9	¥ 5

[1]	Included in Interest income.